Note 16 - Mezzanine Equity	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Mezzanine Equity [Text Block]
16.	Mezzanine Equity

On March 29, 2019, the Company entered into a Stock Purchase Agreement with Family Trading for the sale of 27,129 newly issued perpetual convertible preferred shares (the “Series E Shares”) at a price of one thousand dollars ($1,000) per share. The proceeds of the sale were used for the full and final settlement of all amounts due under the Further Amended Family Trading Credit Facility. The issuance of the Series E Shares was approved by a committee of the Company’s board of directors, of which all of the directors were independent.

Each holder of Series E Shares, at any time, has the right, subject to certain conditions, to convert all or any portion of the Series E Shares then held by such holder into the Company’s common shares at the conversion rate then in effect. Each Series E Share is convertible into the number of the Company’s common shares equal to the quotient of one thousand dollars ($1,000) plus any accrued and unpaid dividends divided by the lesser of the following four prices (the “Series E Conversion Price”): (i) $500.00, (ii) 80% of the lowest daily VWAP of the Company’s common shares over the twenty consecutive trading days expiring on the trading day immediately prior to the date of delivery of a conversion notice, (iii) the conversion price or exercise price per share of any of the Company’s then outstanding convertible shares or warrants, (iv) the lowest issuance price of the Company’s common shares in any transaction from the date of the issuance the Series E Shares onwards, but in no event will the Series E Conversion Price be less than the floor price (currently at $0.60). The floor price is adjusted (decreased) in case of splits or subdivisions of the Company’s outstanding shares and is not adjusted in case of reverse stock splits or combinations of the Company’s outstanding shares. The holders of each Series E Share are entitled to the voting power of one thousand (1,000) common shares of the Company. Upon any liquidation, dissolution or winding up of the Company, the holders of Series E Shares shall be entitled to receive the net assets of the Company pari-passu with the common shareholders. Furthermore the Company at its option shall have the right to redeem a portion or all of the outstanding Series E Shares. The Company shall pay an amount equal to one thousand dollars ($1,000) per each Series E Share (the “Liquidation Amount”), plus a redemption premium equal to fifteen percent (15%) of the Liquidation Amount being redeemed if that redemption takes place up to and including March 29, 2020 and twenty percent (20%) of the Liquidation Amount being redeemed if that redemption takes place after March 29, 2020, plus an amount equal to any accrued and unpaid dividends on such Series E Shares (collectively referred to as the "Redemption Amount").

The Series E Shares shall not be subject to redemption in cash at the option of the holders thereof under any circumstance. Finally, the holders of outstanding Series E Shares shall be entitled to receive, semi-annual dividends payable in cash on the last day of June and December in each year (each such date being referred to herein as a "Semi Annual Dividend Payment Date"), commencing on the first Semi Annual Dividend Payment Date, being June 30, 2019 in an amount per share (rounded to the nearest cent) equal to fifteen percent (15%) per year of the liquidation amount of the then outstanding Series E Shares computed on the basis of a 365-day year and the actual days elapsed. Accrued but unpaid dividends shall bear interest at fifteen percent (15%). Dividends will not be payable in cash, if such payment violates any provision of any senior secured facility that the Company has entered or (as the case may be) will enter into, or any senior secured facility for which the Company has provided or (as the case may be) will provide a guarantee, for as long as such provisions, if any, remain in effect.

The Company determined that the Series E shares were more akin to equity than debt and that the above identified conversion feature, subject to adjustments, was clearly and closely related to the host instrument, and accordingly bifurcation and classification of the conversion feature as a derivative liability was not required. Given that the Series D and Series E preferred stock's holder (Lax Trust) controls a majority of the Company votes, the preferred equity is in essence redeemable at the option of the holder and hence has been classified in Mezzanine equity as per ASC 480-10-S99 “Distinguishing liabilities from Equity – SEC Materials”.

On June 30, 2019, the Company issued 1,029 Series E Shares for the payment of dividends accumulated since the original issuance of the Series E Shares through June 30, 2019 and on December 31, 2019, the Company declared a dividend of $1,621 for the period July 1, 2019 through December 31, 2019, which as of December 31, 2019 remained unpaid and was included in Due to related parties in the consolidated Balance sheets. During the year ended December 31, 2019 from July 25 to December 2, 2019 the company redeemed 12,434 Series E Shares and paid a total of $14,302 to Family Trading, $1,868 of which refers to the 15% redemption premium embedded in each redemption that the Company classified as deemed dividend. On February 17, 2020 the Company issued 16,004 Series E Shares to Family Trading, as settlement of $14,350 of consideration then outstanding for the purchase of the M/T Eco City of Angels and M/T Eco Los Angeles from Mr. Evangelos J. Pistiolis, $1,621 of Series E Share dividends of the second half of 2019 and $32 of accrued interest on unpaid dividends from 2019. On September 8, 2021 the Company issued 2,188 Series E Shares to Family Trading, as partial settlement for $2,188 of the consideration payable for the VLCC Transaction (see Note 1).

At the initial issuance of Series E Shares, the Company recognized the beneficial conversion feature by allocating the intrinsic value of the conversion option, which is the number of shares of common stock available upon conversion multiplied by the difference between the effective conversion price per share and the fair value of the Company's common stock per share on the commitment date, to additional paid-in capital, resulting in a discount of $9,339 on the Series E convertible preferred stock. The Company amortized this beneficial conversion in full in the year ended December 31, 2019 as the beneficial conversion was immediately exercisable and has been recognized as a deemed dividend. As the Company is in an accumulated deficit position, the offsetting amount was amortized as a deemed dividend recorded against additional paid-in-capital. During the years ended December 31, 2020 and 2021, pursuant to issuances of Series E Shares, the Company recognized the beneficial conversion feature to additional paid-in capital, resulting in a discount of $1,067 and $900 respectively on the Series E Shares which has been recognized as a deemed dividend.

During the year ended December 31, 2020, but before March 29, 2020, the Company redeemed 21,364 Series E Shares and paid a total of $24,569 to Family Trading, $3,204 of which refers to the 15% redemption premium. During the year ended December 31, 2021 the Company didn’t redeem any Series E Shares.

As of December 31, 2021, upon conversion at the Series E Shares Conversion Price ($0.70) of 13,452 Series E Shares outstanding, Family Trading would receive 19,217,143 common shares.

After March 29, 2020 as per the original Series E Shares Statement of Designations all redemptions of Series E Shares will incur a redemption premium equal to twenty percent (20%) of the Liquidation Amount being redeemed instead of fifteen percent (15%). As of December 31, 2020 and 2021, the Company adjusted the carrying value of the Series E Shares to the maximum redemption amount, resulting in an increase of $2,253 and $437 respectively, which have been accounted as deemed dividend.

During the years ended December 31, 2020 and 2021 the Company declared $1,796 and $1,883 of dividends to the Series E Shares holder, out of which $900 were paid via the issuance of 900 Series E Shares and $968 remain payable and are included in Due to related parties in the consolidated Balance sheets.